COLONIAL NEW YORK TAX-EXEMPT FUND         Annual Report

January 31, 2000

[GRAPHIC OMITTED]

                               President's Message

Dear Shareholder:

Amid the pressure of rising interest rates, virtually all bonds - including municipal securities - posted significant losses for the 12-month period ended January 31, 2000. This was due to the U.S. economy growing better than expected and foreign economies rebounding throughout most of 1999. Both of these occurrences stirred up inflationary fears, which prompted bond yields to move higher. As bond yields rose, their prices declined. In response to this environment, the Federal Reserve implemented three interest-rate hikes, the first of which was in June, to slow down the economy and to address growing fears of inflation.

A combination of stronger demand and reduced supply helped municipals lose less ground than their Treasury counterparts during the year. Investors were lured back to the municipal market after a long hiatus to capture the attractive higher yields. Meanwhile, the supply of municipal bonds dwindled as issuers reduced their refinancing activity in response to rising interest rates. Under these circumstances, municipal bond investors experienced a tax-exempt yield that was attractive compared to their taxable counterparts without having to compromise quality.

Despite the difficulty rising interest rates presented, the Fund outperformed its peer group average for the 12 months.1 Although past performance cannot predict future results, it is important to maintain a long-term perspective when making investment decisions. Colonial New York Tax-Exempt Fund continues to seek competitive levels of tax-exempt income and the potential for long-term price appreciation for its investors.

The Portfolio Manager's Report on the following pages will provide you with more specific information on your Fund's performance and the market in which your Fund invests. Thank you for choosing Colonial New York Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
March 10, 2000

(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper New York Municipal Debt Funds Category was negative 6.63% for the 12 months ended January 31, 2000. The Fund's Class A shares were ranked in the second quartile for one year (45 out of 102), in the second quartile for three years (ranked 23 out of 89), in the second quartile for five years (ranked 25 out of 75) and in the third quartile for ten years (23 out of 33). Past performance cannot predict future results.

    Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will con tinue or come to pass.

-------------------------------
Not FDIC        May Lose Value
Insured       No Bank Guarantee
-------------------------------

Highlights

>  Federal Reserve Board raised rates to slow the economy.

   In June of 1999, the Federal Reserve Board made its first of three interest-rate hikes in an attempt to slow a fast-growing economy and keep inflation under control. Despite this anti-inflationary effort, the first interest rate hike did little to slow the economy which resulted in the Federal Reserve Board raising rates again in August and November. As interest rates increased, the yields on bonds increased, causing their prices to decline - since bond prices and interest rates move in opposite directions.

>  Municipals held up better than Treasurys amid rising rates.

   Compared to their U.S. Treasury counterparts, municipal bonds provided a historically generous yield during this challenging period in the bond market. Rising bond yields attracted more investors while supply diminished, which provided municipals with a measure of insulation from rising interest rates.

>  Short-term obligations outperformed long-term issues as interest rates rose.

   Securities such as short-term municipals outperformed long-term issues later in the period. This was expected as bonds with shorter maturities are less sensitive to changes in interest rates.

[BEGIN SIDEBAR]

Net asset value per share
as of 1/31/00

Class A           $6.68
-----------------------
Class B           $6.68
-----------------------
Class C           $6.68
-----------------------


Distributions declared from
2/1/99 to 1/31/00

Class A           $0.345
------------------------
Class B           $0.291
------------------------
Class C           $0.313
------------------------

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

SEC yields on 1/31/00

Class A           4.92%
-----------------------
Class B           4.40%
-----------------------
Class C           4.71%
-----------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 4.74%, 4.21%, 4.21% for Class A, B and C shares, respectively.

Taxable-equivalent SEC yields
on 1/31/00

Class A           9.13%
-----------------------
Class B           8.16%
-----------------------
Class C           8.74%
-----------------------

Taxable-equivalent SEC yields are based on the maximum effective 46.1% federal, state and city income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

[END SIDEBAR]

                     Municipal vs. Treasury Bond Performance
                                 1/31/99-1/31/00

[LINE CHART]

Lehman Brothers Municipal Bond Index  (3.63)%

Salomon 30-Year Treasury Index       (15.00)%

Performance of municipal bonds as illustrated by the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Performance of the 30-year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based unmanaged index that tracks the performance of the 30-Year-on-the-run Treasury market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Portfolio Manager's Report

Rising interest rates and inflation fears agitated bond markets

Bonds lost considerable ground during the period, plagued by rising interest rates and persistent inflation worries. Against this unfavorable investment environment, the Fund's Class A shares returned negative 6.34% without a sales charge for the 12 months ended January 31, 2000, outperforming its Lipper peer group average of negative 6.63%.

Fund adopted defensive short-term posture

At the beginning of the period, our outlook called for low inflation and modest economic growth, in part due to the global economic and market turmoil during the fall of 1998. Based on those expectations, we had structured the portfolio with a larger-than-average proportion of bonds that tend to do well during periods of declining interest rates and emphasized bonds that would help maintain the Fund's income level over the long term.

To the surprise of most economists and market observers, the global turmoil quickly abated, setting the stage for better economic growth around the world. Rather than restructure the portfolio and sell bonds we believed ultimately would serve the Fund well, we pursued some short-term strategies aimed at temporarily cushioning the Fund against raising rates. One of our interim defenses against rising rates was a position in short-term municipal notes. Because of their short life span, municipal notes are the least susceptible to changes in price due to changes in interest rates.

Fund pursued yield enhancing measures

Rising rates and bond yields afforded us selected opportunities to purchase some attractively priced, longer-maturity bonds consistent with our long-term outlook. We concentrated on issues with a maturity range of 20-30 years. The Fund enjoyed attractive yields on these longer issues.

New York economy and fiscal position strengthened

New York's economy enjoyed its best performance in over a decade during the period. Per capita income growth was on par with the national average, the unemployment rate was at its lowest level in eight years and housing markets exhibited strong growth. Wall Street continued to be the state's biggest economic driver. The state's fiscal situation also improved, marked by year-end surpluses and restrained social service spending.

[BEGIN SIDEBAR]

BOUGHT

New York Huntington Housing Authority

We purchased New York Huntington Housing Authority bonds (Gurwin Jewish Senior Residences Project, 1.4% of net assets). The project enjoys strong management attractive facilities and considerable financial support from the Gurwin Jewish Geriatric Foundation. The high-yielding bonds were purchased at attractive prices and represent good total return potential.

[BAR CHART]

Top Five Sectors
1/31/00 vs. 1/31/99

-  Special Non-Property Tax     16.4%
--                              15.7%

-  State Appropriated           14.3%
--                              16.4%

-  Education                     5.6%
--                               6.4%

-  Recreation                    5.5%
--                               3.0%

-  Investor Owned Utilities      5.3%
--                               8.2%

-   Fund as of 1/31/00
--  Fund as of 1/31/99

Sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these sector breakdowns in the future.

[END SIDEBAR]

Outlook calls for a more favorable environment

Our outlook for the municipal bond market is reasonably favorable, calling for lower interest rates over the long term. That said, we wouldn't rule out the possibility of the Fed raising short-term interest rates again to keep inflation in check. Given a scenario characterized by moderate economic growth, low inflation and stable to declining long-term interest rates, we believe that the Fund is well positioned. If interest rates appear to us to be heading significantly higher, we will adjust our strategy accordingly.

In our view, one of New York's biggest assets could be its biggest liability. The state's economy is considerably reliant on the fortunes of the financial services sector. A significant and protracted downturn in the stock market could result in widespread layoffs in the financial services sector and may have ramifications for a host of related sectors such as real estate, entertainment and business services. As long as the equity market avoids a significant correction and the national economy continues to grow, the state's economy should continue to expand. Furthermore, New York is in its best financial and economic position since the late 1980s.

/s/ Gary Swayze

Gary Swayze is portfolio manager of Colonial New York Tax-Exempt fund and is a senior vice president of Colonial Management Associates, Inc.

Effective August 20, 1999, the Board of Trustees approved an increase in the internal limit that the Fund's Advisor has set regarding investment in inverse floating rate obligations. These obligations represent interest in tax-exempt bonds and carry interest rates that vary inversely to changes in short-term interest rates. Although floating rate obligations may have greater price volatility and offer additional yield, the Fund's Advisor will from time to time use futures contracts to mitigate the additional duration. The Advisor has set a policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.

Tax-exempt investing offers current tax-free income, but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of the issues held in the Fund. The Fund's management, including risk management specialists and credit analysts, identifies problems and opportunities and reacts quickly to market changes.

[BEGIN SIDEBAR]

Quality Breakdown
as of 1/31/00

AAA              44.8%
----------------------
AA               22.6%
----------------------
A                18.1%
----------------------
BBB              3.0%
----------------------
Non-rated        9.8%
----------------------
Cash equivalents 1.7%
----------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality breakdowns in the future.

SOLD
----------------------

New York State Power
Authority Bonds

We sold some New York State Power Authority bonds after they had been prefunded, a process where the issuer backs the bonds with U.S. Treasury securities. After the price boost from the prerefunding, the bonds offered less total return potential.

[END SIDEBAR]

Performance Information

[BEGIN SIDEBAR]

Performance of a
$10,000 investment
in all share classes from
1/31/90 - 1/31/00

         Without   With
         Sales     Sales
         Charge    Charge

Class A  $18,213   $17,348
--------------------------
Class B  $17,220   $17,220
--------------------------
Class C  $18,006   $18,006
--------------------------

[END SIDEBAR]

Performance of a $10,000 investment in Class A shares from 1/31/90 - 1/31/00

[MOUNTAIN CHART]

Lehman Brothers
Municipal Bond Index           Without sales charge        With sales charge
$19,479                        $18,213                     $17,348

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns as of 1/31/00

Share Class          A                 B                 C
Inception Date    9/26/86            8/4/92            8/1/97
-------------------------------------------------------------------------------
              Without   With     Without  With      Without   With
               sales    sales    sales    sales     sales     sales
              charge    charge   charge   charge    charge    charge
-------------------------------------------------------------------------------
 1 year       (6.34)%  (10.79)%  (7.04)%  (11.50)%  (6.76)%   (7.66)%
-------------------------------------------------------------------------------
 5 years       5.48      4.46     4.69      4.36     5.24      5.24
-------------------------------------------------------------------------------
 10 years      6.18      5.66     5.59      5.59     6.06      6.06
-------------------------------------------------------------------------------

Average Annual Total Returns as of 12/31/99

Share Class          A                 B                 C
-------------------------------------------------------------------------------
              Without   With     Without   With     Without   With
               sales    sales    sales     sales    sales     sales
              charge    charge   charge    charge   charge    charge
-------------------------------------------------------------------------------
 1 year       (4.52)%  (9.06)%   (5.24)%   (9.79)%  (4.96)%   (5.87)%
-------------------------------------------------------------------------------
 5 years       6.43     5.39      5.64      5.31     6.19      6.19
-------------------------------------------------------------------------------
10 years       6.16     5.64      5.57      5.57     6.04      6.04
-------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for Class A shares and the maximum contingent deferred sales charges (CDSC) of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to their inception dates. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

Investment Portfolio

January 31, 2000
(In thousands)

Municipal Bonds - 97.6%          Par       Value
------------------------------------------------

EDUCATION - 5.6%
Education
State Dormitory Authority,
  Series 1985,
  7.800% 12/01/05             $   25      $   26
State Dormitory Authority,
  Pace University,
  6.500% 07/01/11              1,000       1,088
State Dormitory Authority:
  New York University
  Series 1998-A,
  5.750% 07/01/27              2,000       1,926
  New York Medical College,
  Series 1998,
  5.250% 07/01/13              1,000         944
State Dormitory Authority,
  Series 1999,
  6.000% 07/01/24              1,000         959
                                          ------
                                           4,943
                                          ------
------------------------------------------------
HEALTHCARE - 3.8%
Congregate Care Retirement - 0.7%
Suffolk County Industrial
Development Agency,
  Jefferson Ferry,
  Series 1999 A,
  7.200% 11/01/19                600         576
                                          ------
Hospital - 3.1%
State Dormitory Authority:
  Beth Israel Medical Center,
  Series 1997-A,
  5.125% 11/01/16              1,075         949
  St. Clare's Hospital,
  Series 1998-B,
  5.300% 02/15/19                750         655
State Dormitory Authority,
  New Island Hospital,
  Series 1999-A,
  5.750% 07/01/19              1,215       1,155
                                          ------
                                           2,759
                                          ------
------------------------------------------------
HOUSING - 7.9%
Assisted Living/Senior - 4.1%
Glen Cove Housing Authority,
  8.250% 10/01/26              1,000       1,049
Huntington Housing Authority,
Gurwin Jewish Senior Center,
Series 1999,
5.875% 05/01/19                1,500       1,228

                                 Par       Value
------------------------------------------------
Mount Vernon Industrial
  Development Agency,
  Series 1999:
  6.150% 06/01/19             $1,000      $  863
  6.200% 06/01/29                615         514
                                          ------
                                           3,654
                                          ------
Multi-Family - 3.8%
Hudson Housing Development Corp.,
  Providence Hall-Schuyler
  Court Project,
  Series 1992-A,
  6.500% 11/01/22(a)             750         763
Nyack Housing Assistance Corp.,
  Nyack Plaza Apartments,
  7.375% 06/01/21(b)           1,157       1,141
State Housing Finance Agency:
  Series 1989-B,
  7.550% 11/01/29                230         235
  Series 1996-A,
  6.100% 11/01/15              1,230       1,239
                                          ------
                                           3,378
                                          ------
------------------------------------------------
INDUSTRIAL - 2.5%
Forest Products - 0.5%
Essex County Industrial
  Development Agency,
  International Paper Corp.,
  Series 1999-A,
  6.450% 11/15/23                500         485
                                          ------
Manufacturing - 1.0%
Monroe County Industrial
  Development Agency,
  Yorkmill Realty Association,
  Series 1986,
  9.500% 12/01/06                855         875
                                          ------
Oil & Gas - 1.0%
State Energy Research &
  Development Authority,
  Central Hudson Gas &
  Electric Corp.,
  Series 1999,
  5.450% 08/01/27              1,000         894
                                          ------
------------------------------------------------
OTHER - 5.4%
Other - 1.1%
TSASC, Inc., Series 1999-1,
  6.250% 07/15/34              1,000         947
                                          ------

See notes to financial statements.

January 31, 2000
(In thousands)

Municipal Bonds - continued      Par       Value
------------------------------------------------
Refunded/Escrowed (c) - 4.3%
PR Commonwealth of Puerto Rico,
  Series 1994,
  6.500% 07/01/23             $2,000     $ 2,162
State Housing Finance Agency,
  Series 1990-A,
  8.000% 11/01/08                205         215
State Medical Care Facilities
  Finance Agency:
  Series 1994-D,
  6.150% 02/15/15              1,000       1,064
  Series 1990-B,
  7.875% 08/15/08                395         411
                                         -------
                                           3,852
                                         -------
------------------------------------------------
OTHER REVENUE - 5.4%
Recreation
Hamilton Industrial Development Agency,
  Adirondack Historical Association,
  Series 1998-A,
  5.250% 11/01/18                500         438
New York City Cultural Trust,
American Museum of Natural History:
  Series 1997-A,
  5.600% 04/01/18              1,000         945
  Series 1999-A,
  5.750% 07/01/29(a)           2,000       1,887
New York City Industrial
  Development Agency,
  United States Tennis Association,
  Tennis Center Project,
  Series 1994,
  6.375%, 11/15/14             1,500       1,565
                                         -------
                                           4,835
                                         -------
------------------------------------------------
RESOURCE RECOVERY - 2.3%
Disposal
Westchester County Industrial
  Development Agency,
  Westchester Resco Co. Project,
  6.000% 07/01/09              2,000       2,071
                                         -------
------------------------------------------------

TAX-BACKED - 37.7%
Local Appropriated - 0.6%
State Dormitory Authority,
  Judicial Facilities,
  Series 1991-A,
  9.500% 04/15/14                100         115

                                 Par       Value
------------------------------------------------
State Dormitory Authority,
  Westchester County,
  Series 1998,
  (d) 08/01/19                $1,200     $   363
                                         -------
                                             478
------------------------------------------------
Local General Obligations - 4.2%
New York City:
  Series F,
  6.000% 08/01/16(a)           2,000       1,980
  Series 1999-H,
  5.250% 03/15/12              1,000         948
City of Yonkers,
  Series 1999-A,
  4.500% 12/01/17              1,000         812
                                         -------
                                           3,740
                                         -------
Special Non-Property Tax - 16.3%
Metropolitan Transportation Authority,
  Series 1998-A,
  4.500% 04/01/18              2,000       1,610
New York City Transitional
  Finance Authority,
  Series 1998-C,
  4.750% 05/01/23              3,000       2,405
State Local Government
  Assistance Corp:
  Series 1993-C,
  5.500% 04/01/17              2,100       2,019
  Series 1993-E,
  5.000% 04/01/21              5,150       4,400
  Series 1993-E,
  6.000% 04/01/14              3,945       4,070
                                         -------
                                          14,504
                                         -------
State Appropriated - 14.2%
State Dormitory Authority:
  City University,
  Series 1990-C,
  7.500% 07/01/10              1,500       1,678
  University of New York,
  Series 1990-B,
  7.500% 05/15/11              1,000       1,127
State Dormitory Authority:
  Series 1993-A,
  5.500% 05/15/13              3,000       2,931
  City University,
  Series 1993-A,
  6.000% 07/01/20              2,000       1,963

See notes to financial statements.

January 31, 2000
(In thousands)

Municipal Bonds - continued      Par       Value
------------------------------------------------
State Dormitory Authority,
  State University Educational Facilities,
  Series 1998-B,
  4.500% 05/15/20             $1,000     $   770
State Dormitory Authority,
  Mental Health Services,
  Series 1998,
  5.250% 02/15/13              1,000         947
State Dormitory Authority,
  State University,
  Series 1999,
  5.250% 05/15/18              1,000         900
State Housing Finance Agency,
  Series 1990-A,
  8.000% 11/01/08                 45          46
State Medical Care Facilities
  Finance Agency:
  Series 1987-A,
  8.875% 08/15/07                110         110
  Series 1990-B,
  7.875% 08/15/08                 80          83
State Urban Development Corp.,
  Series 1993-A,
  5.500% 11/01/14(a)           1,000         984
Triborough Bridge & Tunnel
  Authority, Javits Convention
  Center Project, Series E,
  7.250% 11/01/10              1,000       1,101
                                         -------
                                          12,640
                                         -------
State General Obligations - 2.4%
PR Commonwealth of Puerto Rico
  Aqueduct & Sewer Authority,
  Series 1995,
  6.250% 07/01/12              2,000       2,113
                                         -------
------------------------------------------------
TRANSPORTATION - 10.2%
Air Transportation - 4.1%
New York City Industrial
  Development Agency,
  America Airlines, Inc.
  Series 1994,
  6.900% 08/01/24              2,000       2,014
Port Authority of New York &
  New Jersey, JFK International
  Air Terminal, Series 6,
  6.250% 12/01/08              1,500       1,583
                                         -------
                                           3,597
                                         -------

                                 Par       Value
------------------------------------------------
Toll Facilities - 3.8%
State Thruway Authority,
  Highway & Bridging Trust Fund,
  Series 1999-A,
  5.125% 04/01/13             $1,500     $ 1,402
Triborough Bridge & Tunnel
  Authority, Series Y,
  5.500% 11/01/17              1,000         967
Triborough Bridge & Tunnel
  Authority, Series 1991-B,
  6.875% 11/01/15              1,000       1,037
                                         -------
                                           3,406
                                         -------
Transportation - 2.3%
Albany Parking Authority,
  Green and Hudson Garage Project,
  Series 1991-A,
  7.150% 09/15/16                250         252
Port Authority of New York &
  New Jersey,
  Series 85,
  5.375% 03/01/28              2,000       1,785
                                         -------
                                           2,037
                                         -------
------------------------------------------------
UTILITY - 16.8%
Independent Power Producer - 2.7%
Port Authority of New York &
  New Jersey,
  KIAC Partners,
  Series 1996 IV,
  6.750% 10/01/19              2,000       1,990
Suffolk County Industrial
  Development Agency,
  Nissequogue Cogen Partners,
  Series 1998,
  5.500% 11/01/23                500         419
                                         -------
                                           2,409
                                         -------
Investor Owned - 5.2%
State Energy Research &
  Development Authority:
  Brooklyn Union Gas Co:
  Series 1989-A,
  6.750% 02/01/24              3,000       3,138
  Series 1993-A, IFRN,
  8.396% 04/01/20              1,500       1,524
                                         -------
                                           4,662
                                         -------

See notes to financial statements.

January 31, 2000
(In thousands)

Municipal Bonds - continued      Par       Value
------------------------------------------------
Municipal Electric - 4.2%
Long Island Power Authority,
  Series 1998-A,
  5.250% 12/01/26             $2,470     $ 2,091
PR Electric Power Authority:
  Series 1998-DD,
  4.500% 07/01/19              1,000         811
  Series 1998-EE,
  4.500% 07/01/18              1,000         819
                                         -------
                                           3,721
                                         -------
Water & Sewer - 4.7%
New York City Municipal Water
  Finance Authority,
  Series 1998-D,
  4.750% 06/15/25(a)           1,000         798
State Environmental Facilities
  Corp.,
  New York City Municipal
  Water Finance Authority,
  Series 1990-A,
  7.500% 06/15/12              2,000       2,061
Suffolk County Industrial
  Development Agency,
  Southwest Sewer Systems,
  6.000% 02/01/07              1,245       1,298
                                         -------
                                           4,157
                                         -------
Total Municipal Bonds
  (cost of $88,627)(e)                    86,733
                                         -------

Short-Term Obligations - 1.7%
------------------------------------------------
Variable Rate Demand Notes (f)   Par       Value
------------------------------------------------
District of Columbia,
  Series 1991 B-1,
  3.650% 06/01/03               $400     $   400
IL Galesburg, Knox College
  Series 1999,
  3.300% 07/01/24                200         200
IL Sauget, Monsanto County
  Series 1996,
  3.450% 09/01/14                900         900
                                         -------
Total Short Term Obligations               1,500
                                         -------
Other Assets & Liabilities, Net - 0.7%       639
------------------------------------------------
Net Assets - 100%                        $88,872
                                         =======

Notes to Investment Portfolio:

(a) These securities, or a portion thereof, with a total market value of $3,787 are being used to collateralize open futures contracts.

(b) This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2000, the value of this security amounted to $1,141 or 1.3% of net assets.

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of interest and principal.

(d) Zero coupon bond.

(e) Cost for federal income tax purposes is the same.

(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 2000.

Futures contracts open at January 31, 2000:

                    Par                                   Unrealized
                   value                                appreciation
                covered by          Expiration          (depreciation)
   Type          contracts            month              at 01/31/00
----------------------------------------------------------------------
Municipal Bond    $2,700              March                $ (112)


       Acronym              Name
     ----------  --------------------------
        IFRN     Inverse Floating Rate Note

See notes to financial statements.

Statement of Assets and Liabilities

January 31, 2000
(in thousands except for per share amounts and footnotes)

Assets
Investments at value (cost $88,627)                                  $86,733
Short-term obligations                                                 1,500
                                                                     -------
                                                                      88,233
Receivable for:
  Interest                                            $ 1,303
  Fund shares sold                                        178
Expense reimbursement due
 from the Advisor                                          21
Other                                                      61          1,563
                                                      -------        -------
   Total Assets                                                       89,796
Liabilities
Payable for:
   Fund shares repurchased                                658
   Distributions                                          128
   Variation margin on futures                             10
Accrued:
   Management fee                                          38
   Deferred Trustees fees                                   2
Other                                                      88
                                                      -------
  Total Liabilities                                                      924
                                                                     -------
Net Assets                                                           $88,872
                                                                     =======
Net asset value & redemption price per share
  -- Class A ($43,471/6,506)                                         $  6.68(a)
                                                                     =======
Maximum offering price per share
  -- Class A ($6.68/0.9525)                                          $  7.01(b)
                                                                     =======
Net asset value & offering price per share
  -- Class B ($44,747/6,696)                                         $  6.68(a)
                                                                     =======
Net asset value & offering price per share
  -- Class C ($654/98)                                               $  6.68(a)
                                                                     =======

Composition of Net Assets
Capital paid in                                                      $92,880
Overdistributed net investment income                                     (2)
Accumulated net realized loss                                         (2,000)
Net unrealized depreciation on:
   Investments                                                        (1,894)
   Futures contracts                                                    (112)
                                                                     -------
                                                                     $88,872
                                                                     =======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

Statement of Operations

For the Year Ended January 31, 2000
(in thousands)

Investment Income

Interest                                                            $  5,809

Expenses

Management fee                                        $   511
Service fee                                               194
Distribution fee -- Class B                               381
Distribution fee -- Class C                                 6
Transfer agent fee                                        156
Bookkeeping fee                                            45
Trustees fee                                               11
Custodian fee                                               4
Audit fee                                                  18
Legal fee                                                   8
Registration fee                                           15
Reports to shareholders                                    18
Other                                                      13
                                                      -------
                                                        1,380
Fees waived by the Advisor                               (182)
Fees waived by the
  Distributor -- Class C                                   (2)
Custodian credits earned                                   (4)         1,192
                                                      -------       --------
   Net Investment Income                                               4,617
                                                                    --------

Net Realized & Unrealized Gain (loss)
on Portfolio Positions
Net realized gain on:
   Investments and options                                351
   Closed futures contracts                               192
                                                     --------
     Net realized gain                                                   543
Net change in unrealized
  appreciation/depreciation
  during the period on:
   Investments                                        (12,201)
   Open futures contracts                                (112)
                                                     --------
  Net Loss                                                           (12,313)
                                                                    --------
Decrease in Net Assets from Operations                              $ (7,153)
                                                                    ========

See notes to financial statements.

Statement of Changes in Net Assets

                                                    Years Ended January 31
                                                  ------------------------
Increase (Decrease) in Net Assets                    2000           1999
--------------------------------------------------------------------------
Operations:
Net investment income                             $  4,617       $  4,695
Net realized gain                                      543            874
Net change in unrealized
  appreciation/depreciation                        (12,313)           947
                                                  --------       --------

Net Increase (Decrease) from Operations             (7,153)         6,516
Distributions:

From net investment income -- Class A               (2,454)        (2,564)
In excess of net investment income
  -- Class A                                            --            (83)
From net investment income -- Class B               (2,084)        (2,114)
In excess of net investment income
  -- Class B                                            --            (69)
From net investment income -- Class C                  (36)           (15)
In excess of net investment income
  -- Class C                                            --             (a)
                                                  --------       --------
                                                   (11,727)         1,671
                                                  --------       --------
Fund Share Transactions:

Receipts for shares sold -- Class A                  3,769         11,737
Value of distributions reinvested
  -- Class A                                         1,343          1,452
Cost of shares repurchased -- Class A              (11,164)       (10,427)
                                                  --------       --------
                                                    (6,052)         2,762
                                                  --------       --------
Receipts for shares sold -- Class B                  6,728          6,567
Value of distributions reinvested
  -- Class B                                         1,115          1,232
Cost of shares repurchased -- Class B              (11,367)        (6,852)
                                                  --------       --------
                                                    (3,524)           947
                                                  --------       --------
Receipts for shares sold -- Class C                    402            616
Value of distributions reinvested
  -- Class C                                            35             15
Cost of shares repurchased -- Class C                 (409)           (25)
                                                  --------       --------
                                                        28            606
                                                  --------       --------

(a) Rounds to less than one.

                                                   Years Ended January 31
                                                 ------------------------
                                                     2000          1999
-------------------------------------------------------------------------
Net Increase (Decrease) from Fund Share
  Transactions                                      (9,548)         4,315
                                                  --------       --------
   Total Increase (Decrease)                       (21,275)         5,986

Net Assets
Beginning of period                                110,147        104,161
                                                  --------       --------
End of period (net of overdistributed
   net investment income
   of $2 and $93, respectively)                   $ 88,872       $110,147
                                                  ========       ========
Number of Fund Shares
Sold -- Class A                                        526          1,598
Issued for distributions reinvested
  -- Class A                                           190            197
Repurchased -- Class A                              (1,597)        (1,420)
                                                  --------       --------
                                                      (881)           375
                                                  --------       --------
Sold -- Class B                                        937            891
Issued for distributions reinvested
  -- Class B                                           158            167
Repurchased -- Class B                              (1,616)          (930)
                                                  --------       --------
                                                      (521)           128
                                                  --------       --------
Sold -- Class C                                         55             83
Issued for distributions reinvested
  -- Class C                                             5              2
Repurchased -- Class C                                 (58)            (3)
                                                  --------       --------
                                                         2             82
                                                  --------       --------

See notes to financial statements.

Notes to Financial Statements

January 31, 2000

Note 1. Accounting Policies

Organization

Colonial New York Tax Exempt Fund (the Fund), a series of Liberty Funds Trust V (formerly Colonial Trust V), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax return, as is consistent with prudent risk, by pursuing current income exempt from federal and New York state and city personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares as follows:

                                          Converts to
  Original Purchase                     Class A Shares
  ----------------                      --------------
  Less than $250,000                       8 years
  $250,000 to less than $500,000           4 years
  $500,000 to less than $1,000,000         3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Determination of class net asset values and financial highlights

All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

Federal income taxes

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

Interest income, debt discount and premium

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Distributions to Shareholders

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

January 31, 2000

Note 2. Fees and Compensation Paid to Affiliates

Management fee

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

 Average Net Assets    Annual Fee Rate
 ------------------    ---------------
   First $2 billion         0.50%
   Over $2 billion          0.45%

Bookkeeping fee

The Advisor provides bookkeeping and pricing services for $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

Transfer agent fee

Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended January 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $11,644 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $100,051 and $1,691 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually. The Plan also requires the payment of a service fee to the Distributor as follows:

    Valuation of shares          Annual
outstanding on the 20th of        Fee
each month which were issued      Rate
----------------------------     ------
Prior to December 1, 1994         0.10%
On or after December 1, 1994      0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

Other

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $3,742 of custodian fees were reduced by balance credits applied during the year ended January 31, 2000. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered such agreements.

Note 3. Portfolio Information

Investment activity

For the year ended January 31, 2000, purchases and sales of investments, other than short-term obligations were $16,748,111 and $24,145,790, respectively.

Unrealized appreciation (depreciation) at January 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation         $ 2,330,796
Gross unrealized depreciation          (4,224,915)
                                      -----------
  Net unrealized depreciation         $(1,894,119)
                                      ===========

Capital loss carryforwards

At January 31, 2000, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

        Year of         Capital loss
       expiration       carryforward
        --------        ------------
          2004           $1,254,000
          2005               79,000
          2008               99,000
                         ----------
                         $1,432,000
                         ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

January 31, 2000

Other

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

Note 4. Line of Credit

The Fund may borrow up to 331/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended January 31, 2000.

Financial Highlights

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                 Year ended January 31
                                                             -----------------------------
                                                                          2000
                                                             -----------------------------
                                                             Class A    Class B    Class C
------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                       $ 7.490    $ 7.490    $ 7.490
                                                             -------    -------    -------
Income From Investment Operations:
Net investment income (a)(b)                                   0.347      0.293      0.315(c)
Net realized and unrealized loss                              (0.812)    (0.812)    (0.812)
                                                             -------    -------    -------
Total from Investment Operations                              (0.465)    (0.519)    (0.497)
                                                             -------    -------    -------
Less Distributions Declared to Shareholders:
From net investment income                                    (0.345)    (0.291)    (0.313)
                                                             -------    -------    -------
Net asset value -- End of period                             $ 6.680    $ 6.680    $ 6.680
                                                             =======    =======    =======
Total return (d)(e)                                            (6.34)%    (7.04) %   (6.76)%
                                                             =======    =======    =======
Ratios to Average Net Assets
Expenses (f)                                                    0.79%      1.54%      1.24%(c)
Net investment income (f)                                       4.90%      4.15%      4.45%(c)
Fees and expenses waived or borne by the Advisor (f)            0.18%      0.18%      0.18%
Portfolio turnover                                                17%        17%        17%
Net assets at end of period (000)                            $43,471    $44,747    $   654
(a) Net of fees and expenses waived or borne by the Advisor
    which amounted to:                                       $ 0.013    $ 0.013    $ 0.013
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Net of fees waived by the Distributor which amounted to $0.021 per share and 0.30%.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
2000 Federal Tax Information (unaudited)
Approximately 99.1% of the income distribution will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

                                                                 Year ended January 31
                                                             ----------------------------
                                                                          1999
                                                             ----------------------------
                                                             Class A    Class B   Class C
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period                       $ 7.380    $ 7.380   $ 7.380
                                                             -------    -------   -------
Income From Investment Operations:
Net investment income (a)                                      0.358      0.301     0.324(b)
Net realized and unrealized gain                               0.115      0.115     0.115
                                                             -------    -------   -------
Total from Investment Operations                               0.473      0.416     0.439
                                                             -------    -------   -------
Less Distributions Declared to Shareholders:
From net investment income                                    (0.352)    (0.296)   (0.320)
In excess of net investment income                            (0.011)    (0.010)   (0.010)
                                                             -------    -------   -------
Total Distributions Declared to Shareholders                  (0.363)    (0.306)   (0.329)
                                                             -------    -------   -------
Net asset value -- End of period                             $ 7.490    $ 7.490   $ 7.490
                                                             =======    =======   =======
Total return (c)(d)                                             6.61%      5.80%     6.13%
                                                             =======    =======   =======
Ratios to Average Net Assets
Expenses (e)                                                    0.77%      1.52%     1.22%(b)
Net investment income (e)                                       4.78%      4.03%     4.33%(b)
Fees and expenses waived or borne by the Advisor (e)            0.16%      0.16%     0.16%
Portfolio turnover                                                28%        28%       28%
Net assets at end of period (000)                            $55,348    $54,079   $   720
(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                               $ 0.012    $ 0.012   $ 0.012
(b) Net of fees waived by the Distributor which amounted to $0.022 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Financial Highlights

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                     Years ended January 31
                                                   -----------------------------------------------------------
                                                                   1998                           1997
                                                   -----------------------------------------------------------
                                                    Class A     Class B     Class C(b)     Class A     Class B
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period              $ 7.040     $ 7.040     $ 7.270        $ 7.250     $ 7.250
                                                    -------     -------     -------        -------     -------
Income From Investment Operations:
Net investment income (a)                             0.383       0.330       0.171(c)       0.393       0.340
Net realized and unrealized gain (loss)               0.346       0.346       0.118         (0.207)     (0.207)
                                                    -------     -------     -------        -------     -------
Total from Investment Operations                      0.729       0.676       0.289          0.186       0.133
                                                    -------     -------     -------        -------     -------
Less Distributions Declared to Shareholders:
From net investment income                           (0.384)     (0.331)     (0.179)        (0.396)     (0.343)
From capital paid in                                 (0.005)     (0.005)         --             --          --
                                                    -------     -------     -------        -------     -------
Total Distributions Declared to Shareholders         (0.389)     (0.336)     (0.179)        (0.396)     (0.343)
                                                    -------     -------     -------        -------     -------
Net asset value -- End of period                    $ 7.380     $ 7.380     $ 7.380        $ 7.040     $ 7.040
                                                    =======     =======     =======        =======     =======
Total return (d)(e)                                   10.67%       9.85%       4.04%(f)       2.76%       1.99%
                                                    =======     =======     =======        =======     =======
Ratios to Average Net Assets
Expenses (g)                                           0.67%       1.42%       1.12%(c)(h)    0.65%       1.40%
Net investment income (g)                              5.31%       4.56%       4.72%(c)(h)    5.56%       4.81%
Fees and expenses waived or borne
by the Advisor (g)                                     0.28%       0.28%       0.29%(h)       0.29%       0.29%
Portfolio turnover                                       38%         38%         38%            78%         78%
Net assets at end of period (000)                   $51,744     $52,313     $   104        $50,648     $52,861
(a) Net of fees and expenses waived or borne
    by the Advisor which amounted to:               $ 0.020     $ 0.020     $ 0.021        $ 0.020     $ 0.020
(b) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(c) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30% (annualized).
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

                                                       Year ended January 31
                                                      -----------------------
                                                               1996
                                                      -----------------------
                                                       Class A        Class B
-----------------------------------------------------------------------------
Net asset value -- Beginning of period                 $ 6.680        $ 6.680
                                                       -------        -------
Income From Investment Operations:
Net investment income (a)                                0.401          0.349
Net realized and unrealized gain                         0.576          0.576
                                                       -------        -------
Total from Investment Operations                         0.977          0.925
                                                       -------        -------
Less Distributions Declared to Shareholders:

From net investment income                              (0.407)        (0.355)
                                                       -------        -------
Net asset value -- End of period                       $ 7.250        $ 7.250
                                                       -------        -------
Total return (b)(c)                                      14.99%         14.15%
                                                       -------        -------
Ratios to Average Net Assets
Expenses (d)                                              0.58%          1.33%
Net investment income (d)                                 5.72%          4.97%
Fees and expenses waived or borne by the Adviser (d)      0.38%          0.38%
Portfolio turnover                                          39%            39%
Net assets at end of period (000)                      $56,795        $53,505
(a) Net of fees and expenses waived or borne by the
    Adviser which amounted to:                         $ 0.026        $ 0.026
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Report of Independent Accountants

To the Trustees of Liberty Funds Trust V and the Shareholders of Colonial New York Tax-Exempt Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial New York Tax-Exempt Fund (the "Fund") (a series of Liberty Funds Trust V, formerly Colonial Trust V), at January 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at January 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 10, 2000

Trustees & Transfer Agent

--------------------------------------------------------------------------------
Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

Thomas E. Stitzel
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

Robert L. Sullivan
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
Important Information About This Report

The Transfer Agent for Colonial New York Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Annual Report:
Colonial New York Tax-Exempt Fund

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

                                     LIBERTY
                                     -------
                                       FUNDS

ALL-STAR     Institutional money management approach for individual investors.

COLONIAL     Fixed income and value style equity investing.

CRABBE       A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT      A leader in international investing.(SM)

STEIN ROE    Solutions for growth and income investing.
ADVISOR

KEYPORT      A leading provider of innovative annuity products.
[LOGO]

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

COLONIAL NEW YORK TAX-EXEMPT FUND         Annual Report

[LIBERTY LOGO]  LIBERTY
                -------
                  FUNDS

ALL-STAR  *  COLONIAL  *  CRABBE HUSON  *  NEWPORT  *  STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. [Copyright]2000
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com


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